Segment Information (Reconciliation to Income from operations) (Details) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Dec. 31, 2015	[1]	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting, Revenue Reconciling Item [Line Items]
Income from equity method investments										$ 3	$ 0	$ 0
Other income - related parties										71	40	28
Depreciation and amortization										(116)	(75)	(70)
General and administrative expenses										(118)	(81)	(69)
Income from operations	$ 74		$ 68	$ 82	$ 74	$ 53	$ 61	$ 60	$ 71	298	245	213
Operating Segments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment operating income attributable to MPLX LP										398	213	143
Segment portion attributable to noncontrolling interest and Predecessor										146	188	209
Segment Reconciling Items [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment portion attributable to unconsolidated affiliates										(21)	0	0
Income from equity method investments										3	0	0
Other income - related parties										2	0	0
Unrealized derivative gains										$ 4	$ 0	$ 0

[1]	(1) These amounts include results from the MarkWest Merger which closed on December 4, 2015. See Note 4 for more information on the MarkWest Merger.